INTANGIBLE ASSETS AND GOODWILL (Recoverability of cash-generating units) (Details) - USD ($) $ in Thousands	Dec. 29, 2024	Dec. 31, 2023	Jan. 01, 2023
Disclosure of information for cash-generating units [line items]
Goodwill	$ 271,677	$ 271,677
Definite life intangible assets (excluding computer software)	253,319	261,419	$ 261,419
Total for all cash-generating units | Branded Apparel
Disclosure of information for cash-generating units [line items]
Goodwill	271,677	271,677
Definite life intangible assets (excluding computer software)	10,987	15,134
Indefinite life intangible assets	93,400	93,400
Intangible assets and goodwill	376,064	380,211
Total for all cash-generating units | Printwear
Disclosure of information for cash-generating units [line items]
Definite life intangible assets (excluding computer software)	22,557	26,514
Indefinite life intangible assets	110,292	110,292
Intangible assets and goodwill	$ 132,849	$ 136,806